BUSINESS ACQUISITIONS - Acquisitions of subsidiaries under common control in 2019 (Details) - RUB (₽) ₽ in Millions	1 Months Ended		12 Months Ended
	Aug. 31, 2019	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2018
Disclosure of business combinations
Consideration paid net of cash acquired			₽ 2,359	₽ 13,242
Cash acquired			12	1,401
Assets acquired other than cash			1,119	129,969
Liabilities assumed			₽ 58	₽ 128,290
Kinopolis
Disclosure of business combinations
Consideration paid		₽ 2,042
Consideration paid net of cash acquired		2,030
Cash acquired		12
Assets acquired other than cash		1,017
Liabilities assumed		₽ 58
Narodnoje
Disclosure of business combinations
Consideration paid	₽ 329
Consideration paid net of cash acquired	329
Assets acquired other than cash	₽ 102